Basis of Presentation and General Information, Subsidiaries in Consolidation (Details)	6 Months Ended
Jun. 30, 2023
United Management Corp [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Sea Glorius Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Gloriuship
Date of delivery	Jul. 06, 2022
Epanastasea Maritime Co [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Epanastasea
Date of delivery	Sep. 02, 2022
Parosea Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Parosea
Date of delivery	Aug. 10, 2022
Date of sale/disposal	Nov. 08, 2022
Bluesea Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Bluesea
Date of delivery	Aug. 12, 2022
Date of sale/disposal	Dec. 01, 2022
Minoansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Minoansea
Date of delivery	Aug. 30, 2022
Date of sale/disposal	Dec. 22, 2022
Good Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Vessel Name	Goodship
Date of delivery	Feb. 10, 2023
Traders Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Tradership
Date of delivery	Feb. 28, 2023
Chrisea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Chrisea
Date of delivery	Feb. 21, 2023
Oasea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Oasea
Date of delivery	Mar. 27, 2023
Date of sale/disposal	Mar. 31, 2023
Cretansea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T
Vessel Name	Cretansea
Date of delivery	Apr. 26, 2023
Date of sale/disposal	Apr. 26, 2023
Synthesea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	N0
Exelixsea Maritime Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation	1T